Equity - Schedule of allotted and fully paid share capital (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of reserves within equity [line items]
Number of shares (in shares)	2,432	2,460		2,498
Nominal value	$ 887	$ 898	[1]	$ 875	[1]
Shares cancelled	$ (997)	(1,543)		(3,004)
Share capital
Disclosure of reserves within equity [line items]
Retranslation impact of opening balances		$ 36
Shares cancelled (number)	(28)	(38)
Shares cancelled	$ (11)	$ (13)		$ (24)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.